Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rates	12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)
Balance sheet items, except for equity accounts [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Currency exchange rates	$ 1	¥ 7.1135	$ 1	¥ 6.458	$ 1	¥ 6.8033
Items in the statements of income and cash flows [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Currency exchange rates	$ 1	¥ 6.5332	$ 1	¥ 6.5095	$ 1	¥ 7.0077